TOUCHSTONE VARIABLE SERIES TRUST

- Touchstone Small Cap Value

- Touchstone Emerging Growth

- Touchstone International Equity

- Touchstone Income Opportunity

- Touchstone High Yield

- Touchstone Value Plus

- Touchstone Growth & Income

- Touchstone Enhanced 30

- Touchstone Balanced

- Touchstone Bond

- Touchstone Standby Income


Annual Report
December 31, 2000


TOUCHSTONE
----------------------------------
                           ADVISOR
                          VARIABLE
                           ANNUITY


THIS IS ONE PART OF A TWO PART REPORT.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Small Cap Value, Touchstone Emerging Growth, Touchstone International Equity, Touchstone Income Opportunity*, Touchstone High Yield, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Enhanced 30, Touchstone Balanced, Touchstone Bond, and Touchstone Standby Income. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, Deutsche VIT Equity 500 Index**, MFS VIT Emerging Growth, MFS VIT Growth with Income, and PIMCO Long-Term U.S. Government Bond. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Account 2 of Western-Southern Life Assurance Company holds the assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Touchstone Variable Annuities are distributed by Touchstone Securities, Inc.,*** and underwritten by the Western-Southern Life Assurance Company, Cincinnati, Ohio. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest.

   * Touchstone Income Opportunity is closed to new investments other than investments through an automatic investment program or automatic asset allocation program established before May 1, 2000.

  **   This investment option may not be available in your state at this time.

 ***   A registered broker-dealer and member of the NASD and SIPC

Underwriter for Touchstone Variable Annuities
---------------------------------------------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202


Distributor for Touchstone Variable Annuities
---------------------------------------------
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions


Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)




TOUCHSTONE
----------
The Mark of Excellence in Investment Management SM


Retire on Your Terms SM
Variable Annuities

-      AIM V.I. Growth
-      AIM V.I. Government Securities
-      Alger American Small Capitalization
-      Alger American Growth
-      Deutsche VIT Equity 500 Index
-      MFS VIT Emerging Growth
-      MFS VIT Growth with Income
-      PIMCO Long-Term U.S. Government Bond


Annual Report
December 31, 2000

TOUCHSTONE
    VARIABLE ANNUITIES

THIS IS ONE PART OF A TWO PART REPORT.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, Deutsche VIT Equity 500 Index*, MFS VIT Emerging Growth, MFS VIT Growth with Income, and PIMCO Long-Term U.S. Government Bond. The other part of the report contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Small Cap Value, Touchstone Emerging Growth, Touchstone International Equity, Touchstone Income Opportunity**, Touchstone High Yield, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Enhanced 30, Touchstone Balanced, Touchstone Bond, and Touchstone Standby Income. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Accounts 1 and 2 of Western-Southern Life Assurance Company hold the assets allocated to their sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Touchstone Variable Annuities are distributed by Touchstone Securities, Inc.,*** and underwritten by the Western-Southern Life Assurance Company, Cincinnati, Ohio. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest.

   * This investment option may not be available in your state at this time.

  ** Touchstone Income Opportunity is closed to new investments other than investments through an automatic investment program or automatic asset allocation program established before May 1, 2000.

 *** A registered broker-dealer and member of the NASD and SIPC

Underwriter for Touchstone Variable Annuities
---------------------------------------------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202


Distributor for Touchstone Variable Annuities
---------------------------------------------
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions


Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)



TOUCHSTONE
----------------------------------------------------
THE MARK OF EXCELLENCE IN INVESTMENT MANAGEMENT SM


RETIRE ON YOUR TERMS SM
VARIABLE ANNUITIES

The Semi-Annual Reports of the following investment companies are made a part hereof and incorporated herein.


         Touchstone Variable Series Trust (File No. 811-8416)
            Touchstone Small Cap Value Fund
            Touchstone Emerging Growth Fund
            Touchstone International Equity Fund
            Touchstone Income Opportunity Fund
            Touchstone High Yield Fund
            Touchstone Value Plus Fund
            Touchstone Growth & Income Fund
            Touchstone Enhanced 30 Fund
            Touchstone Balanced Fund
            Touchstone Bond Fund
            Touchstone Standby Income Fund

         AIM Variable Insurance Funds, Inc. (File No. 811-7452)
            AIM V.I. Growth Fund
            AIM V.I. Government Securities Fund

         The Alger American Fund (File No. 811-5550)
            Alger American Growth Portfolio
            Alger American Small Capitalization Portfolio

         Deutsche VIT Funds (File No. 811-7507)
            Deutsche VIT Equity 500 Index

         MFS Variable Insurance Trust (File No. 811-8326)
            MFS Emerging Growth Series
            MFS Growth with Income Series

         PIMCO Variable Insurance Trust (File No. 811-8399)
            Long-Term U.S. Government Bond Portfolio